Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2013
Great-West Invesco Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Great-West Invesco Small Cap Value Fund (formerly Maxim Invesco Small-Cap Value Portfolio) Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 104% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The following is a summary of the principal investment strategies of the Fund:

The Fund will normally invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of small capitalization companies. The principal type of equity securities purchased by the Fund is common stock. The Fund generally considers a company to be a small capitalization company if it has a market capitalization, at the time of initial purchase, of less than 2.5 billion (as of December 31, 2012). The Fund uses the Russell 2000® Value Index as a guide in structuring and selecting its investments, but will invest in both benchmark index and non-benchmark index securities. Over time the capitalizations of the companies will change. As they do, the size of the companies in which the Fund invests may change. If the market capitalization of a company held by the Fund exceeds 2.5 billion, the Fund may, but is not required to, sell the securities. The Fund will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

		The Fund may invest up to 20% of its assets in foreign securities and up to 20% of its assets in fixed income securities. The Fund may also invest in derivative instruments such as future contracts and equity linked derivatives including exchange traded funds.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of the principal investment risks of investing in the Fund:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small and Medium Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.

Investment Style Risk - Returns from small- or mid-capitalization stocks and/or value stocks may trail returns from the overall stock market.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Fund and indirectly by shareholders).

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

		An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class in each full calendar year since inception and comparing its average annual total return to the performance of a broad-based securities market index. No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

		Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class in each full calendar year since inception and comparing its average annual total return to the performance of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greatwestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2009	22.55%
Worst Quarter	September 2011	-21.29%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	No Class L share performance data is provided because Class L shares have not commenced operations. Class L share performance will appear in a future version of this Prospectus after Class L shares have annual returns for one complete calendar year. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2012
Great-West Invesco Small Cap Value Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,680
2009	rr_AnnualReturn2009	20.87%
2010	rr_AnnualReturn2010	31.76%
2011	rr_AnnualReturn2011	(6.02%)
2012	rr_AnnualReturn2012	18.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.29%)
One Year	rr_AverageAnnualReturnYear01	18.58%
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2008
Great-West Invesco Small Cap Value Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
1 Year	rr_ExpenseExampleYear01	168
3 Years	rr_ExpenseExampleYear03	520
5 Years	rr_ExpenseExampleYear05	897
10 Years	rr_ExpenseExampleYear10	1,955
Great-West Invesco Small Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.05%
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2008